Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities, Unclassified [Abstract]
Summary of other liabilities

The following is a summary of other liabilities as of December 31:

(Millions)??	2011	2010
Membership Rewards reserves??	$5,066	$4,500
Book overdraft balances	3,091	1,185
Employee-related liabilities(a)	2,192	2,026
Rebate and reward accruals(b)	1,866	1,555
Deferred charge card fees, net??	1,063	1,036
Other(c)	4,792	5,291
Total??	$18,070	$15,593

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, litigation, client incentives, advertising and promotion, derivatives, restructuring and reengineering reserves.

Carrying amount of deferred charge card and other fees

The carrying amount of deferred charge card and other fees, net of direct acquisition costs and reserves for membership cancellations as of December 31 were as follows:

(Millions)	2011	2010
Deferred charge card and other fees(a)	$1,228	$1,194
Deferred direct acquisition costs	(75)	(67)
Reserves for membership cancellations	(90)	(91)
Deferred charge card fees and other, net of direct
acquisition costs and reserves	$1,063	$1,036

  Includes deferred fees for Membership Rewards program participants.